Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
4.	Acquisitions

(a)	Asset acquisition

Shanghai Cloud

On October 1, 2011, the Company through its consolidated VIE, 21Vianet Technology and 21Vianet Beijing, acquired 99.95% and 0.05% equity interests of Shanghai Cloud from 21Vianet Zhi Hui Ke Ji Co., Ltd. (“Zhi Hui Ke Ji”) and Beijing 21Vianet Zhi Hui Neng Yuan System Technology Co., Ltd. (“Zhi Hui Neng Yuan”), respectively, for an aggregated cash consideration of RMB18,200,000 (US$ 2,892,000). Zhi Hui Ke Ji and Zhi Hui Neng Yuan are both consolidated VIEs of aBitCool.

As Shanghai Cloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of October 1, 2011, the fair values of the net identifiable assets of Shanghai Cloud acquired are as follows:

	RMB’000	US$’000
Net assets acquired:
Property, plant and equipment	1,906	303
Current assets*	17,236	2,739
Cash and bank balances	124	20
Current liabilities	(658)	(105)
Deferred tax liability	(408)	(65)

Cash paid	18,200	2,892

*	Including an amount of RMB16,000,000 due from the Seller of Shanghai Cloud, which was subsequently settled by December 31, 2011.

Shenzhen Cloud

On October 27, 2011, the Company through its consolidated VIE, 21Vianet Beijing, acquired 100% equity interest in Shenzhen Cloud from Zhi Hui Ke Ji, for cash consideration of RMB7,900,000 (US$ 1,255,000).

As Shenzhen Cloud does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of October 27, 2011, the fair values of the net identifiable assets of Shenzhen Cloud acquired are as follows:

	RMB’000	US$’000
Net assets acquired:
Property, plant and equipment	3,283	522
Current assets	4,779	759
Cash and bank balances	175	28
Current liabilities	(45)	(7)
Deferred tax liability	(292)	(47)

Cash paid	7,900	1,255

(b)	Business Combination

Managed Network Entities

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT for total purchase consideration of RMB172,439,000, on September 30, 2010, as follows:

RMB’000

Cash consideration (i)	50,000
Contingent consideration in cash* (iii)	38,536
Contingent ordinary shares issuance (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares* (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50 million was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain revenue and net profit targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (b) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (b) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (c) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB53,822,000 reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

RMB’000

Current assets	18,500
Property and equipment, net	22,719
Contract backlog (Note 9)	2,540
Customer relationship (Note 9)	44,607
Supplier relationship (Note 9)	90,376
Licenses (Note 9)	1,320
Trade Name (Note 9)	15,300
Deferred tax assets, non-current	906

Total assets acquired	196,268

Accounts payable	15,752
Other current liabilities	8,827
Non-current liabilities	20,359
Deferred tax liabilities, non-current	38,536

Total liabilities assumed	83,474

Net assets acquired	112,794

Aggregate of:
Purchase consideration	172,439
Non-controlling interest *	98,019

Total	270,458

Goodwill	157,664

*	The Company determined the fair value of the non-controlling interests with the assistance of an independent third party valuation firm.

The agreement also provided a call option that allows the Company to purchase the remaining 49% equity interest in the Managed Network Entities by December 2011 for cash consideration determined using the proportionate amount of the finalized cash consideration for the initial 51% acquisition. As the remaining 49% equity interests is held by only one non-controlling shareholder where the underlying shares of the Managed Network Entities are not publicly traded, the call option is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The fair value of the call option is RMB6,765,000 and has been recognized as part of non-controlling interests.

On October 31, 2011 and December 15, 2011, the Company and the Seller entered into a series of supplementary agreements that modified the original sales and purchase agreement as follows:

i)	Removed the restriction to one specified fiber optics third party vendor thus allowing the successful execution of a similar country-wide fiber optic lease agreement with another third party vendor, and exchanged the portion of the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement with share contingent consideration (see below)

ii)	Removed the option to acquire the Company’s ordinary shares

iii)	Adjusted certain revenue and net profit targets determining contingent consideration in both cash and shares

The terms of supplementary agreements were negotiated and finalized subsequent to the acquisition date, on which the Company has obtained all necessary information, in response to unforeseen events and circumstances which arose subsequent to the acquisition. Accordingly, the Company concluded that the accounting for the supplementary agreement should be separate from that of the business combination. Part of the contingent share consideration that is to be made to the Seller as part of the acquisition of the remaining 49% of the equity interest of Managed Network Entities is extinguished by the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement, as the two fiber optic cables were highly comparable in terms of quality and capacity. Remeasurement of contingent share consideration for the option to acquire the Company’s ordinary shares is no longer required pursuant to the removal of the option.

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB’000

Contingent Cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

The consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain revenue and net profit targets for the fiscal year 2011, as well as the completion of construction of the country-wide fiber optic. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB57,704,000 reclassified to additional paid in capital.

An amount of RMB67,375,000 of cash consideration was paid in December 2011.

Since the Company had already obtained control of Managed Network Entities on September 30, 2010, the acquisition of the remaining 49% equity interests was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of RMB42,288,000 was recorded as additional paid-in capital.

Gehua

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua for total purchase consideration of RMB 77,469,000, on October 19, 2011, as follows:

RMB’000

Cash consideration (i)	14,820
Contingent consideration in cash (ii)	15,949
Contingent ordinary shares issuance (iii)	46,700

Total fair value of purchase price consideration	77,469

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14.8 million was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain revenue and net profit targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such contingent consideration amounts have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain revenue and net profit targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2012 and from September 1, 2012 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the revenue and net profit targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value of RMB18,259,000 (US$2,901,000) reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as the date of acquisition:

RMB’000

Current assets	9,740
Property and equipment, net (including a fiber optic capital lease arrangement of RMB21,569,000)	26,070

Contract backlog (Note 9)	910
Customer relationship (Note 9)	8,410
Supplier relationship (Note 9)	22,020
Licenses (Note 9)	100
Deferred tax assets, non-current	48

Total assets acquired	67,298

Accounts payable	16,740
Other current liabilities	12,374
Deferred tax liabilities, non-current	7,980

Total liabilities assumed	37,094

Net assets acquired	30,204

Aggregate purchase consideration	77,469

Goodwill	47,265

The revenue and net profit of Gehua since the acquisition date included in the consolidated statements of operations for the year ended December 31, 2011 were RMB21,467,000 and RMB3,880,000, respectively.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisition had occurred at the beginning of the period presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31,
	2010	2011	2011
	(RMB’000)	(RMB’000)	(US$’000)

Net Revenue	536,102	1,047,029	166,356
Net profit (loss) from continuing operations before income tax	(233,098)	62,975	10,006
Earnings (loss) per share from continuing operations – basic (RMB)	RMB(3.28)	RMB0.19	US$0.03

These amounts have been computed after applying the effects of the Company’s accounting policies.